Stockholders’ Deficit and Stock-Based Compensation - Options Activity (Details) - 2022 Omnibus Plan - Options to purchase common stock - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Shares
Balances at the beginning (in shares)	6,748
Granted (in shares)	0
Exercised (in shares)	(228)
Forfeited & Expired (in shares)	(412)
Balances at the ending (in shares)	6,108	6,748
Weighted Average Exercise Price
Balances at the beginning (in dollars per share)	$ 138.05
Granted (in dollars per share)	0
Exercised (in dollars per share)	131.45
Forfeited & Expired (in dollars per share)	156.75
Balances at the end (in dollars per share)	$ 136.95	$ 138.05
Weighted Average Contractual Life (in years)
Balances at the end (in years)	7 years 9 months 10 days	8 years 9 months 7 days
Aggregate Intrinsic Value (in thousands)
Outstanding at beginning of period	$ 4,591
Granted	0
Exercised	179
Forfeited & Expired	41
Outstanding at end of period	$ 0	$ 4,591
Vested and exercisable at period end (in shares)	3,160
Vested and exercisable at period end (in dollars per share)	$ 119.90
Vested and exercisable at period end (in years)	7 years 7 months 24 days
Vested and exercisable at end of period (intrinsic value)	$ 0